Document and Entity Information	Feb. 19, 2020
Cover [Abstract]
Entity Registrant Name	SILGAN HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0000849869
Document Type	8-K
Document Period End Date	Feb. 19, 2020
Entity Incorporation State Country Code	DE
Entity File Number	000-22117
Entity Tax Identification Number	06-1269834
Entity Address, Address Line One	4 Landmark Square
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06901
City Area Code	(203)
Local Phone Number	975-7110
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	SLGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false